SHARE INCENTIVE PLAN (Tables)	3 Months Ended
Dec. 31, 2013
Summary of Option Activity

A summary of the share option activity as of December 31, 2013, and changes during the three months ended December 31, 2013 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	1,579,732	US$	0.50
Exercised	679,648	US$	0.50

Outstanding, December 31, 2013	900,084	US$	0.50	5.80	3,760

Expected to vest, December 31, 2013	—		—	—	—

Exercisable at December 31, 2013	900,084	US$	0.50	5.80	3,760

Share Options, NonEmployees

A summary of the share option granted to non-employees as of December 31, 2013, and changes during the three months ended December 31, 2013 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	128,200	US$	0.495

Outstanding, December 31, 2013	128,200	US$	0.495	4.30	536

Expected to vest, December 31, 2013	—		—	—	—

Exercisable at December 31, 2013	128,200	US$	0.495	4.30	536

Summary of The Nonvested Restricted Shares Activity

A summary of the nonvested restricted shares activities is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
		US$
Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22
Granted	125,000	4.58
Vested	125,000	1.22

Nonvested restricted shares outstanding at December 31, 2013	125,000	4.58

Nonvested restricted shares expected to vest at December 31, 2013	125,000	4.58

Share-Based Compensation Expense Of Share-Based Awards Granted

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the three months ended December 31, 2013 and 2012 are as follows:

	Three months ended December 31,
	2012	2013
	US$	US$
Cost of services	13	—
General and administrative expenses	181	73
Selling expenses	6	—

	200	73